Statements Of Financial Condition (USD $)	Dec. 12, 2011
ProShares UltraPro Australian Dollar [Member]
Assets
Cash	$ 200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Ultra Australian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Short Australian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraShort Australian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Short Australian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Canadian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Ultra Canadian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Short Canadian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraShort Canadian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Short Canadian Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Euro [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Short Euro [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Short Euro [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Swiss Franc [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Ultra Swiss Franc [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Short Swiss Franc [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraShort Swiss Franc [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Short Swiss Franc [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro U.S. Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Ultra U.S. Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Short U.S. Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraShort U.S. Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Short U.S. Dollar [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Yen [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares Short Yen [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	41,200
ProShares UltraPro Short Yen [Member]
Assets
Cash	200
Offering Costs (Note 4)	41,000
Total assets	41,200
Liabilities
Payable for offering costs	41,000
Total liabilities	41,000
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	$ 41,200